SHARE CAPITAL AND OPTION RESERVES	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE CAPITAL AND OTHER RESERVES
SHARE CAPITAL AND OPTION RESERVES

12. SHARE CAPITAL AND OTHER RESERVES

(a) Share capital

At December 31, 2022, the authorized share capital of the Company consisted of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

On May 6, 2022, the Company issued 3,754,750 shares at $4.00 pursuant to the closing of the Company’s IPO for gross proceeds of $15,019,000. Total share issuance costs were $1,165,580. The Company also issued 262,833 underwriter warrants relating to the IPO (refer to Note 12d).

On February 2, 2021, the Company issued 5,000 common shares with a fair value in the amount of $11,702 related to obligations under a mineral lease agreement.

(b) Other reserves

The Company’s other reserves consisted of the following:

	December 31,	December 31,
	2022	2021
Other reserve - Share options	$1,781,096	$1,624,053
Other reserve - Warrants	263,596	—
	$2,044,692	$1,624,053

(c) Share options

The Company has adopted an incentive share option plan which provides that the Board of Directors of the Company may from time to time, in their discretion, grant to its directors, officers, employees and consultants of the Company, non-transferable options to purchase common shares, provided that the number of common shares reserved for issue does not exceed 10% of the number of then outstanding common shares. The term of each share option is set by the Board of Directors at the time of grant but cannot exceed a maximum term of ten years from the date of grant. The exercise price of each share option is set by the Board of Directors at the time of grant but cannot be less than the then market price of common shares.

The following table summarizes the changes in share options for the year ended December 31:

	2022		2021
		Weighted		Weighted
	Number of	average	Number of	average
	share options	exercise price	share options	exercise price
Outstanding, January 1,	716,663	$2.37	716,663	$2.36
Granted	460,003	0.92	—	—
Expired	(83,333)	2.36	—	—
Outstanding, December 31,	1,093,333	$1.67	716,663	$2.37

The following table summarizes information about share options outstanding and exercisable at December 31, 2022:

	Share options outstanding		Share options exercisable
	Number of	Weighted	Number of	Weighted
	share options	average years	share options	average
Exercise prices	outstanding	to expiry	exercisable	exercise price
$0.50 - $1.00	460,003	4.82	114,994	0.92
$2.01 - $2.50	633,330	7.20	633,330	$2.22
	1,093,333	6.20	748,324	$2.02

The total share-based compensation expense for the year ended December 31, 2022 was $157,043 (2021 – nil) of which $130,870 has been expensed in the statement of loss and comprehensive loss and $26,173 has been capitalized to E&E assets.

12. SHARE CAPITAL AND OTHER RESERVES (Continued)

The following are the weighted average assumptions used to estimate the fair value of share options granted for the years ended December 31, 2022 and 2021 using the Black-Scholes pricing model:

		For the year ended
	December 31,	December 31,
	2022	2021
Expected life	5.00 years	N/A
Expected volatility	143.18%	N/A
Risk-free interest rate	4.09%	N/A
Expected dividend yield	—	N/A
Forfeiture rate	—	N/A

Option pricing models require the input of subjective assumptions including the expected price volatility and expected share option life. Changes in these assumptions would have a significant impact on the fair value calculation.

(d) Warrants

The following table summarizes the changes in warrants for the year ended December 31:

	2022		2021
	Number of	Warrant	Number of	Warrant
	warrants	reserve	warrants	reserve
Outstanding, January 1,	—	$—	—	$—
Transactions during the year:
Warrants issued - IPO	262,833	238,217	—	—
Warrants issued - consultants	100,000	25,379	—	—
Outstanding, December 31,	362,833	$263,596	—	$—

On May 6, 2022, the Company issued 262,833 warrants to the underwriters in connection with the IPO. The warrants are exercisable at a price of $4.40 or on a cashless basis for shares at the option of the holder. The underwriter warrants expire on November 6, 2023. At issuance, the underwriter warrants were valued at $238,217 using the Black-Scholes pricing model and were recorded as a share issuance cost.

On November 1, 2022, the Company issued 100,000 warrants to an investor relations consultant. The warrants vest over tranches at an exercise price of $0.81. The warrants expire on November 1, 2025. The total share-based compensation expense for the year ended December 31, 2022 was $26,480 which was expensed in the statement of loss and comprehensive loss.

The following are the weighted average assumptions used to estimate the fair value of warrants issued for the years ended December 31, 2022 and 2021 using the Black-Scholes pricing model:

		For the year ended
	December 31,	December 31,
	2022	2021
Expected life	1.91 years	N/A
Expected volatility	109.94%	N/A
Risk-free interest rate	1.42%	N/A
Expected dividend yield	—	N/A
Forfeiture rate	—	N/A

Warrant pricing models require the input of subjective assumptions including the expected price volatility and expected share option life. Changes in these assumptions would have a significant impact on the fair value calculation.

6.SHARE CAPITAL AND OPTION RESERVES

On October 25, 2021, the Company conducted a three to one stock consolidation. All share capital figures disclosed reflect the post-consolidated amounts.

a.Authorized and issued share capital

At December 31, 2021, the Company’s authorized share capital consisted of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

During the year ended December 31, 2021, the Company issued the following shares:

-	On February 2, 2021, the Company issued 5,000 common shares pursuant to a mineral lease agreement. See note 4d.

During the period ended December 31, 2020, the Company issued the following shares:

-	In April 2020, the Company issued 6,666,668 common shares at a price of US$0.015 per common share for gross proceeds of US$100,000.
-

In June 2020, the Company completed non-brokered private placements consisting of 1,083,333 common shares at a price of US$0.30 per common share for gross proceeds of US$325,000, 861,999 common shares at a price of US$0.75 for gross proceeds of US$646,500, and 133,333 common shares at a price of $1.05 for gross proceeds of $140,000.

-	On June 19, 2020, the Company issued 33,333 common shares pursuant to a mineral lease agreement. See note 4b.
-

In July 2020, the Company completed non-brokered private placements consisting of 66,667 common shares at a price of US$0.75 per common share for gross proceeds of US$50,000, and 666,667 common shares at a price of $3.00 per common share for gross proceeds of $2,000,000.

b.Stock options

The Company has adopted a stock option plan (the “Plan”) for its employees, directors, officers and consultants. The plan provides for the issuance of options to acquire up to a total of 10% of the issued and outstanding common shares of the Company. The exercise price of each option shall not be less than the minimum prescribed amount allowed under the TSX Venture Exchange. The options can be granted for a maximum term of 10 years with vesting provisions determined by the Company.

For the period ended December 31, 2021, the Company granted nil (2020: 716,663) stock options at an exercise price of $nil (2020: $3.00) to employees, directors, and consultants for a term of 10 years and vesting at the date of grant.

For the period ended December 31, 2021, the share-based compensation of $nil (2020: $1,807,450) was recognized in comprehensive loss. In addition, share-based compensation of $nil (2020: $293,100) was capitalized to mineral interests.

	Number of share	Weighted average
	options	exercise price
		$
Balance April 21, 2020	—	—
Granted	716,663	3.00
Outstanding as at December 31, 2020	716,663	3.00
Outstanding as at December 31, 2021	716,663	3.00

The weighted average fair value of stock options granted in 2020 was to be estimated based on the Black-Scholes option pricing model using a share price of $3.00, volatility of 141.595%, risk-free interest rate of 1.74%, expected life of 10 years and expected dividend yield of $nil.

6.SHARE CAPITAL AND OPTION RESERVES, continued

b.Stock options, continued

At December 31, 2021, the following share options were outstanding and exercisable:

Number of share	Exercise price per
options	share	Expiry Date
	$	$
716,663	3.00	December 2, 2030

Number of share options	December 31, 2021
Weighted average exercise price for exercisable options	$3.00
Weighted average share price for options exercised	—
Weighted average years to expiry for exercisable options	8.93	years